RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2023	2022

Trade accounts receivable	139	151
Trade accounts payable	48	30

b.	Transactions with related parties:

	Year ended December 31,
	2023	2022	2021

Revenues	769	618	682
Purchases, general and administrative expenses	550	433	334